Accounting Rules and Methods	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Accounting Rules and Methods

2. ACCOUNTING RULES AND METHODS

The presentation of the notes to the Consolidated Financial Statements has been modified compared to those used for the years ended until December 31, 2018. The changes concerned the organization and the ranking of the notes. They are designed to increase the readability of the financial statements prepared in IFRS. Most of the accounting rules and methods, previously in note 4, are now included in each reference note in order to ensure that the reader can more easily understand the financial information presented. The basis of preparation of the financial statements, the use of estimates and judgments and the changes in accounting policies are still detailed in note 2.

2.1 Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.

The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible bonds.

At the approval date of the financial statements, the Board of Directors believes that the Company will be able to fund its operations until February 2021, considering:

•	Cash and cash equivalents held by the Company amounted to 73.2 million euros as of December 31, 2019. They are composed of cash and term deposits readily available without penalty;
•	The collection of a subsidy and a reimbursable advance from BPI France in February 2021 (€3.3 million);
•	The expected receipt of the Research Tax Credit for the 2019 financial year (€3.9 million);
•	The cash consumption forecasted for 2020 and early 2021.

Considering the above factors and assumptions, the Company believes that it is able to fund its operations during the 12 months after the closing date.

From February 2021, the Company will have to find additional funding. Various financing sources are considered among the issuance of new debt or equity instruments and partnership agreements.

2.2 Statement of compliance

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on March 12, 2020. They will be subject to the approval of the General Meeting on June 26, 2020.

Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).

As of December 31, 2019, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”). The main accounting methods used to prepare the Consolidated Financial Statements are described below. These methods were used for all periods presented.

The Company adopted the following standards, amendments and interpretations that are applicable as at January 1, 2019:

•	IFRS 16 - Leases;
•	IFRIC 23 - Uncertainty over income tax treatments;
•	Amendments to IFRS 9 - Prepayment features with negative compensation;
•	Amendments to IAS 28 - Long term Interests in Associates and Joint Ventures;
•	Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement;
•	Annual Improvements to IFRS Standards 2015-2017 Cycle.

These new texts did not have any significant impact on the Company’s results or financial position, with the exception of IFRS 16 (see note 2.6).

The standards and interpretations that are optionally applicable to the Company as of December 31, 2019 were not applied in advance.

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

•	Amendments to References to the Conceptual Framework in IFRS Standards;
•	Amendments to IFRS 3 - Business Combinations;
•	Amendments to IAS 1 and IAS 8: Definition of Material.

2.3 Basis of consolidation

In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intra-company balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

Details of the Company’s subsidiary as of December 31, 2019 are as follows:

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Fully consolidated

2.4 Foreign currencies

Functional Currency and Translation of Financial Statements into Presentation Currency

The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchanges rates fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	December 31, 2017	December 31, 2018	December 31, 2019
Weighted average rate	1.1293	1.1815	1.1196
Closing rate	1.1993	1.1450	1.1234

Conversion of Foreign Currency Transactions

Foreign currency transactions are converted to functional currency (euros) at the exchange rate applicable on the transaction date. At the closing date, foreign currency monetary assets and liabilities are converted at the exchange rate prevailing on that date. The resulting exchange gains or losses are recorded in the consolidated statement of income (loss) in “Financial income (loss)”.

The loan in U.S. dollars from the Parent Company to ERYTECH Pharma, Inc. was considered as part of the net investment in a foreign operation until the end of the third quarter of 2019, when the loan was partly converted into capital and partly restructured as a medium term loan. As a result of this financial restructuring, the loan is no longer qualified as an investment in a foreign operation. Exchange rate differences are recognized in the consolidated statement of income (loss) since October 1, 2019 (see note 3.5).

2.5 Use of estimates and judgments

Preparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The use of estimates and judgment relate primarily to the measurement of share-based payments (Note 3.3.3) and the new judgments linked to the accounting treatment of the leases in accordance with IFRS 16(see note 2.6).

2.6 Change in accounting policies

The Company applied IFRS 16 - Leases for the first time as of January 1, 2019.

IFRS 16 eliminates the distinction between operating leases and finance leases and requires all leases to be recognized on the lessee’s balance sheet, in the form of an asset (representing the right to use the rented asset during the duration of the contract) and of a liability (corresponding to the future lease payments). The standard also impacts the presentation of the income statement (allocation of expense between operating loss and financial expenses) and the cash flow statement (allocation of cash outflows between cash flow used in operating activities and cash flow used in financing activities).

The Company has applied the modified retrospective approach. Under this approach, the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the transition date, i.e. January 1, 2019. Consequently, the comparative information disclosed for 2017 and 2018 were not restated. They are disclosed as previously in accordance with IAS 17 standard and its interpretations. The consequences of this change in accounting policies are disclosed in detail below.

Definition of a lease

Until the current period, the Company determined at the signing of the contract whether an agreement constituted or included a lease in accordance with the provisions of IFRIC 4 - Determining Whether an Arrangement Contains a Lease. As a lessee, the Company previously classified lease agreements as operating or finance leases by assessing whether the contract transferred substantially all the risks and benefits inherent in the ownership in accordance with IAS 17.

The Company now assesses whether a contract is or contains a lease in accordance with IFRS 16, i.e. whether it grants the right to control the use of an identified asset for a certain period in exchange for consideration.

At the transition date, the Company chose to apply the simplification measure of keeping past analyses for the identification of leases and applying IFRS 16 only to contracts previously classified as leases.

Transition information

At the transition date, the lease liability linked to contracts classified as operating leases in accordance with IAS 17 (mainly real estate) was measured at the value of the remaining lease payments discounted at the marginal borrowing rate as of January 1, 2019. The right of use is measured at an amount equal to the lease liability, corrected with lease payments prior to the commencement date or remaining due in the statement of financial position.

For contracts previously classified as finance leases, the value of the right of use and the lease liability as of January 1, 2019 were determined as those of the underlying asset and the lease liability that were calculated in accordance with IAS 17.

The Company has applied exemptions set out in IFRS 16 regarding:

•	Contracts with a lease term of 12 months or less at the transition date. These contracts have resulted in an expense of approximately €227 thousand in 2019.
•	Contracts for low value assets. These contracts have resulted in an expense of approximately €33 thousand in 2019.

As part of the transition to IFRS 16 as of January 1, 2019, the Company recognized in liabilities a lease liability of €7,734 thousand (see note 4.10) and in assets a right of use of €7,443 thousand (see note 4.2) taking into account a liability of €291 thousand recognized in the statement of financial position as of December 31, 2018.

The discount rates applied for contracts previously classified as operating leases are based on the Company's marginal borrowing rate in accordance with the maturity method and computed on the remaining term of the contracts at the transition date, to which is added a spread which takes into account the total duration of the contract. The average marginal borrowing rate selected as of January 1, 2019 is 1.4% in France and 3.8% in the United States.

The gap between the off-balance sheet commitments disclosed in note 8 of the consolidated financial statements as of December 31, 2018 and the lease liability recognized as of January 1, 2019 in accordance with IFRS 16 (see note 4.10) can be explained as follows:

(Amounts in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease) – see note 4.10)	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734

Impact on financial statements of the period

In accordance with IFRS 16, the Company recognized as of December 31, 2019:

•	A right of use (net value) of €10,009 thousand;
•	A lease liability of €12,703 thousand;
•	A depreciation expense of €1,366 thousand;
•	A financial expense of €343 thousand.

2.7 Presentation of the statement of income (loss)

The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in Note 3.2.

2.8 Presentation of the statement of cash flows

The consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investment, and financing activities.

The statement of cash flow for the financial year ended December 31, 2018 has been amended as compared to the information published in the consolidated financial statements as of December 31, 2018 in order to take into account a classification error considered to be non-significant: the line "acquisition of property, plant and equipment" (investment activities) in the consolidated statement of cash flow included an amount of fixed assets payables not yet paid of €8,587 thousand, which should not have been included in this line but in "Increase (decrease) in trade and other payables" (operating activities).

(Amounts in thousands of euros)	2018 published as of 12/31/2018	2018 amended as of 12/31/2019
Increase (decrease) in trade and other payables	8,579	(8)
Change in working capital	(407)	(8,994)
Net cash flow used in operating activities	(39,270)	(47,857)
Acquisition of property, plant and equipment	(14,222)	(5,635)
Net cash flow used in investing activities	(15,037)	(6,450)

2.9 Segment reporting

In accordance with IFRS 8 Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.

Information per business segment

The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.

Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
France	178	72	105
United States	—	—	969
Total	178	72	1,074

Non-current assets (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
France	3,332	4,912	9,616
United States	127	11,975	26,629
Total	3,459	16,887	36,245

2.10 Events after the close of the reporting period

The consolidated statement of financial position and the consolidated statement of income (loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date.

February 2020 :

•	The Company received from BPI France a reimbursable advance of €2,979 thousand and a subsidy of €294 thousand under the milestone n°6 of the TEDAC project.
•	Grant of 50,037 free shares and 41,950 stock-options.